UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8709

Western Asset High Income Fund II Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2011

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

WESTERN ASSET

HIGH INCOME FUND II INC.

FORM N-Q

JANUARY 31, 2011

Schedule of investments (unaudited)
January 31, 2011

WESTERN ASSET HIGH INCOME FUND II INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
CORPORATE BONDS & NOTES — 89.0%
CONSUMER DISCRETIONARY — 21.0%
Auto Components — 0.4%
Dana Holding Corp., Senior Notes	6.750%	2/15/21	640,000		$652,800
Europcar Groupe SA, Senior Notes	9.375%	4/15/18	2,010,000	EUR	2,855,192	(a)
Hertz Holdings Netherlands BV, Senior Secured Bonds	8.500%	7/31/15	590,000	EUR	886,559	(a)
Total Auto Components					4,394,551
Automobiles — 1.4%
Ford Motor Credit Co., LLC, Senior Notes	9.875%	8/10/11	1,000,000		1,039,324	(b)
Ford Motor Credit Co., LLC, Senior Notes	7.500%	8/1/12	580,000		619,492	(b)
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	5,250,000		6,662,318	(b)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	9,995,000		3,598,200	(c)
Motors Liquidation Co., Senior Notes	8.375%	7/15/33	7,855,000		2,827,800	(c)
Total Automobiles					14,747,134
Diversified Consumer Services — 0.8%
Service Corp. International, Senior Notes	7.500%	4/1/27	1,600,000		1,568,000	(b)
Sotheby’s, Senior Notes	7.750%	6/15/15	3,310,000		3,665,825	(b)
Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding, Senior Notes	10.250%	12/1/17	3,191,000		3,342,573
Total Diversified Consumer Services					8,576,398
Hotels, Restaurants & Leisure — 7.1%
Boyd Gaming Corp., Senior Notes	9.125%	12/1/18	2,560,000		2,681,600	(a)
CCM Merger Inc., Notes	8.000%	8/1/13	4,430,000		4,430,000	(a)(b)
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	451,000		331,485	(a)
CityCenter Holdings LLC / CityCenter Finance Corp., Senior Secured Notes	10.750%	1/15/17	4,490,000		4,703,275	(a)(d)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	2,985,000		3,026,044	(a)(b)
Dunkin Finance Corp., Senior Notes	9.625%	12/1/18	1,050,000		1,076,250	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	4,320,000		3,715,200
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	2,530,000		2,624,875
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.	10.250%	6/15/15	975,000		3,656	(a)(c)
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	4,870,000		3,944,700	(b)
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	6,646,000		6,430,005	(b)
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	2,875,000		3,277,500	(b)
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	6,950,000		3,926,750	(c)(e)
Landry’s Holdings Inc., Senior Secured Notes	11.500%	6/1/14	2,640,000		2,626,800	(a)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	2,330,000		2,533,875	(b)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	710,000		772,125	(a)
MGM MIRAGE Inc., Senior Notes	5.875%	2/27/14	4,400,000		4,191,000	(b)
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	890,000		1,012,375	(b)
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	2,135,000		2,476,600	(b)
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	1,445,000		1,398,037	(a)(b)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	6,540,000		5,575,350	(b)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	6.875%	2/15/15	420,000		300,300	(b)
NCL Corp. Ltd., Senior Notes	9.500%	11/15/18	3,080,000		3,318,700	(a)
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	3,910,000		4,672,450	(b)
Pinnacle Entertainment Inc., Senior Notes	8.625%	8/1/17	1,665,000		1,831,500	(b)
Pinnacle Entertainment Inc., Senior Subordinated Notes	7.500%	6/15/15	570,000		592,800	(b)
Snoqualmie Entertainment Authority, Senior Secured Notes	4.428%	2/1/14	1,800,000		1,611,000	(a)(f)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	7,305,000		731	(c)(e)
Station Casinos Inc., Senior Subordinated Notes	6.625%	3/15/18	1,450,000		145	(c)(e)
Total Hotels, Restaurants & Leisure					73,085,128
Household Durables — 0.6%
DirectBuy Holdings Inc., Senior Secured Notes	12.000%	2/1/17	1,980,000		1,826,550	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

January 31, 2011

WESTERN ASSET HIGH INCOME FUND II INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Household Durables — continued
Standard Pacific Corp., Senior Notes	8.375%	1/15/21	4,090,000		$4,166,688	(a)
Total Household Durables					5,993,238
Internet & Catalog Retail — 0.7%
Netflix Inc., Senior Notes	8.500%	11/15/17	2,790,000		3,166,650	(b)
QVC Inc., Senior Secured Notes	7.375%	10/15/20	4,055,000		4,278,025	(a)(b)
Total Internet & Catalog Retail					7,444,675
Media — 5.3%
Affinity Group Inc., Senior Secured Notes	11.500%	12/1/16	1,540,000		1,566,950	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	1,740,000		1,840,050
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	1/15/19	380,000		384,750
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	3,930,000		4,205,100
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	2,215,000		2,314,675	(a)(b)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	4,280,000		4,558,200	(a)(b)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	960,000		1,084,800	(a)(b)
CMP Susquehanna Corp.	3.443%	5/15/14	254,000		180,175	(a)(e)(f)
CSC Holdings Inc., Senior Debentures	7.875%	2/15/18	1,500,000		1,680,000	(b)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,815,000		1,930,706	(b)
Globo Communicacoes e Participacoes SA, Bonds	7.250%	4/26/22	2,039,000		2,199,571	(a)(g)
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	1,090,000		1,237,150	(g)
Nielsen Finance LLC/Nielsen Finance Co., Senior Notes	7.750%	10/15/18	7,000,000		7,542,500	(a)(b)
Nielsen Finance LLC/Nielsen Finance Co., Senior Subordinated Notes, step bond	0.000%	8/1/16	4,760,000		5,027,750	(b)
Ono Finance II PLC, Senior Bonds	10.875%	7/15/19	1,060,000		1,105,050	(a)
Ono Finance II PLC, Senior Bonds	11.125%	7/15/19	2,960,000	EUR	4,123,607	(a)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	5,710,000		5,938,400	(a)
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	1,155,000		1,266,169	(a)(b)
Univision Communications Inc., Senior Secured Notes	7.875%	11/1/20	2,840,000		3,045,900	(a)(b)
UPC Holding BV, Senior Notes	9.875%	4/15/18	1,265,000		1,407,313	(a)(b)
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	1,130,000		1,209,100	(b)
Total Media					53,847,916
Multiline Retail — 0.4%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	48,072		50,596	(b)(d)
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	4,770,000		4,436,100	(b)
Total Multiline Retail					4,486,696
Specialty Retail — 2.4%
American Greetings Corp., Senior Notes	7.375%	6/1/16	5,710,000		5,952,675	(b)
American Greetings Corp., Senior Notes	7.375%	6/1/16	937,000		939,342	(b)
American Greetings Corp., Senior Notes	7.375%	6/1/16	390,000		390,975
Michaels Stores Inc., Senior Notes	7.750%	11/1/18	1,970,000		2,038,950	(a)(b)
Michaels Stores Inc., Senior Subordinated Bonds	11.375%	11/1/16	2,000,000		2,200,000	(b)
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	7,990,000		8,069,900	(b)
PETCO Animal Supplies Inc., Senior Notes	9.250%	12/1/18	4,910,000		5,302,800	(a)
Total Specialty Retail					24,894,642
Textiles, Apparel & Luxury Goods — 1.9%
Boardriders SA, Senior Notes	8.875%	12/15/17	2,900,000	EUR	4,308,031	(a)
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	740,000		767,750	(a)
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	2,480,000		2,659,800	(b)
Giraffe Acquisition Corp., Senior Notes	9.125%	12/1/18	3,730,000		3,953,800	(a)
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	5,285,000		5,998,475

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

January 31, 2011

WESTERN ASSET HIGH INCOME FUND II INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Textiles, Apparel & Luxury Goods — continued
Phillips-Van Heusen Corp., Senior Notes	7.375%	5/15/20	1,120,000	$1,202,600	(b)
Total Textiles, Apparel & Luxury Goods				18,890,456
TOTAL CONSUMER DISCRETIONARY				216,360,834
CONSUMER STAPLES — 0.7%
Food Products — 0.6%
Bumble Bee Acquisiton Co., Senior Secured Notes	9.000%	12/15/17	1,690,000	1,810,412	(a)
Simmons Foods Inc., Senior Secured Notes	10.500%	11/1/17	2,800,000	3,024,000	(a)
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	1,130,000	1,334,813
Total Food Products				6,169,225
Tobacco — 0.1%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	640,000	675,200	(b)
TOTAL CONSUMER STAPLES				6,844,425
ENERGY — 14.6%
Energy Equipment & Services — 2.6%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	3,510,000	3,948,750	(b)
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	2,225,000	2,352,938	(b)
Frac Tech Services LLC/Frac Tech Finance Inc., Senior Notes	7.125%	11/15/18	2,500,000	2,565,625	(a)
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	3,115,000	3,185,087	(b)
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	3,565,000	3,155,025	(a)(b)
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	3,665,000	3,921,550	(b)
Laredo Petroleum Inc., Senior Notes	9.500%	2/15/19	2,600,000	2,717,000	(a)
Parker Drilling Co., Senior Notes	9.125%	4/1/18	2,730,000	2,893,800	(b)
Precision Drilling Corp., Senior Notes	6.625%	11/15/20	2,350,000	2,435,187	(a)
Total Energy Equipment & Services				27,174,962
Oil, Gas & Consumable Fuels — 12.0%
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	7,595,000	7,500,062
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	2,280,000	2,639,100	(b)
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	590,000	603,275
Calfrac Holdings LP, Senior Notes	7.500%	12/1/20	1,740,000	1,792,200	(a)
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	2,260,000	2,418,200	(b)
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	1,340,000	1,393,600	(b)
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	1,545,000	1,734,263	(b)
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.750%	5/15/17	1,120,000	1,184,400	(b)
Concho Resources Inc., Senior Notes	7.000%	1/15/21	2,750,000	2,873,750
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	2,870,000	3,149,825	(a)(b)
Corral Petroleum Holdings AB, Senior Bonds	12.500%	9/18/11	5,324,826	5,085,209	(a)(d)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	1,600,000	1,740,000	(b)
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	1,875,000	2,074,219	(b)
El Paso Corp., Notes	7.875%	6/15/12	1,137,000	1,204,211
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	2,810,000	3,017,237	(b)
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	285,000	308,140	(b)(f)
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	5,260,000	5,286,300	(b)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	140,000	153,300	(b)
KazMunaiGaz Finance Sub BV, Senior Notes	8.375%	7/2/13	1,080,000	1,201,068	(a)(g)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	2,200,000	2,420,000	(a)(b)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	7.750%	2/1/21	1,570,000	1,648,500	(a)(b)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	1,720,000	1,838,250	(a)(g)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	8.750%	4/15/18	2,440,000	2,677,900	(b)
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	4,330,000	4,611,450	(a)(b)
Novatek Finance Ltd., Notes	6.604%	2/3/21	2,300,000	2,291,007	(a)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	1,510,000	1,540,200	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

January 31, 2011

WESTERN ASSET HIGH INCOME FUND II INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Oil, Gas & Consumable Fuels — continued
Offshore Group Investments Ltd., Senior Secured Notes	11.500%	8/1/15	6,260,000	$6,995,550	(a)(b)
OPTI Canada Inc., Senior Secured Notes	9.000%	12/15/12	2,150,000	2,112,375	(a)(b)
OPTI Canada Inc., Senior Secured Notes	9.750%	8/15/13	990,000	972,675	(a)(b)
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	3,110,000	3,125,550	(b)
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	1,220,000	1,378,600	(b)
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	6,067,000	6,103,990	(g)
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	1,145,000	1,186,446	(g)
Petrobras International Finance Co., Senior Notes	6.750%	1/27/41	360,000	364,807
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	3,640,000	3,526,250	(a)(b)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	320,000	296,000	(a)(b)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	2,915,000	3,308,525	(b)
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	2,260,000	2,525,550	(b)
PT Adaro Indonesia, Senior Notes	7.625%	10/22/19	770,000	847,000	(a)(b)
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	5,534,000	6,502,450	(b)
Range Resources Corp., Senior Subordinated Notes	8.000%	5/15/19	530,000	585,650	(b)
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.875%	12/1/18	2,800,000	2,891,000
SandRidge Energy Inc., Senior Toggle Notes	8.625%	4/1/15	3,940,000	4,077,900	(b)(d)
Stone Energy Corp., Senior Notes	8.625%	2/1/17	1,750,000	1,811,250	(b)
Teekay Corp., Senior Notes	8.500%	1/15/20	4,810,000	5,206,825	(b)
Tesoro Corp., Senior Notes	6.250%	11/1/12	2,000,000	2,105,000	(b)
TNK-BP Finance SA	6.625%	3/20/17	230,000	243,800	(a)
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	270,000	300,713	(a)(g)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	1,390,000	1,571,534	(a)(g)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	200,000	226,120	(a)
Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	175,000	186,375	(b)
Whiting Petroleum Corp., Senior Subordinated Notes	6.500%	10/1/18	2,420,000	2,507,725	(b)
Total Oil, Gas & Consumable Fuels				123,345,326
TOTAL ENERGY				150,520,288
FINANCIALS — 7.2%
Capital Markets — 0.2%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	2,320,000	2,335,484	(b)
Commercial Banks — 1.6%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	1,910,000	1,597,428	(b)
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	970,000	999,100	(a)(b)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	2,657,888	2,691,112	(b)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	1,979,044	2,001,308	(b)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	1,710,000	1,804,050	(a)(b)(f)(h)
ICICI Bank Ltd., Junior Subordinated Bonds	6.375%	4/30/22	1,174,000	1,171,171	(a)(f)(g)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	1,170,000	1,165,698	(a)(f)(g)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	1,300,000	1,329,250	(b)
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	1,762,000	1,817,062	(b)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,670,000	1,461,250	(f)(h)
Total Commercial Banks				16,037,429
Consumer Finance — 2.3%
Ally Financial Inc., Debentures	0.000%	6/15/15	4,290,000	3,290,430	(b)
Ally Financial Inc., Senior Bonds	0.000%	12/1/12	4,210,000	3,901,133	(b)
Ally Financial Inc., Senior Notes	6.875%	8/28/12	3,166,000	3,359,918	(b)
Ally Financial Inc., Senior Notes	6.750%	12/1/14	6,140,000	6,631,200	(b)
Ally Financial Inc., Senior Notes	7.500%	9/15/20	1,980,000	2,168,100	(a)(b)
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	11,000	12,045
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,340,000	1,449,776	(b)
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	2,870,000	2,996,825	(b)
Total Consumer Finance				23,809,427

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

January 31, 2011

WESTERN ASSET HIGH INCOME FUND II INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Diversified Financial Services — 2.4%
Bank of America Corp.	8.125%	5/15/18	80,000	$83,034	(f)(h)
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	1,550,000	1,774,750	(a)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	2,160,000	2,349,000	(b)
ILFC E-Capital Trust I	5.960%	12/21/65	230,000	186,355	(a)(f)
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	2,840,000	2,974,900	(b)
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	210,000	215,775	(b)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	3,385,000	3,799,662	(a)(b)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	5,180,000	5,795,125	(b)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	1,060,000	1,156,725
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	2,150,000	2,217,187	(b)
Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes	11.625%	4/15/16	1,070,000	1,114,138	(a)(b)
Residential Capital LLC, Junior Secured Notes	9.625%	5/15/15	2,470,000	2,519,400
Total Diversified Financial Services				24,186,051
Insurance — 0.6%
American International Group Inc., Senior Notes	8.250%	8/15/18	3,180,000	3,758,534	(b)
ING Capital Funding Trust III, Junior Subordinated Bonds	3.903%	3/31/11	890,000	846,863	(f)(h)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000	1,190,750	(a)(b)
Total Insurance				5,796,147
Real Estate Management & Development — 0.1%
Realogy Corp., Senior Secured Notes	7.875%	2/15/19	1,460,000	1,465,475	(a)
TOTAL FINANCIALS				73,630,013
HEALTH CARE — 4.2%
Health Care Equipment & Supplies — 0.2%
Biomet Inc., Senior Notes	10.000%	10/15/17	1,240,000	1,391,900	(b)
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	680,000	765,000	(b)(d)
Total Health Care Equipment & Supplies				2,156,900
Health Care Providers & Services — 3.7%
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	2,390,000	2,470,662	(a)
Aviv Healthcare Properties LP, Senior Notes	7.750%	2/15/19	720,000	743,400	(a)
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	9,225,000	9,271,125
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	1,020,000	1,176,825	(a)(b)
HCA Inc., Debentures	7.500%	11/15/95	1,325,000	1,060,000	(b)
HCA Inc., Senior Secured Notes	9.625%	11/15/16	5,374,000	5,810,637	(b)(d)
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	1,470,000	1,205,400	(b)
Tenet Healthcare Corp., Senior Secured Notes	9.000%	5/1/15	1,000,000	1,110,000	(b)
Tenet Healthcare Corp., Senior Secured Notes	10.000%	5/1/18	2,277,000	2,684,014	(b)
Universal Hospital Services Inc., Senior Secured Notes	3.834%	6/1/15	260,000	246,350	(b)(f)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	4,840,000	5,063,850	(b)(d)
US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	1,760,000	2,178,000	(b)
US Oncology Inc., Senior Subordinated Notes	10.750%	8/15/14	520,000	542,750	(b)
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	1,805,000	1,863,663	(b)
Vanguard Health Systems Inc., Senior Notes	0.000%	2/1/16	4,180,000	2,612,500	(a)
Total Health Care Providers & Services				38,039,176
Pharmaceuticals — 0.3%
Giant Funding Corp., Senior Secured Notes	8.250%	2/1/18	2,570,000	2,676,013	(a)
TOTAL HEALTH CARE				42,872,089
INDUSTRIALS — 12.9%
Aerospace & Defense — 1.3%
FGI Operating Co. Inc., Senior Secured Notes	10.250%	8/1/15	4,130,000	4,429,425
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	2,160,000	2,421,900	(b)
Triumph Group Inc., Senior Notes	8.625%	7/15/18	1,870,000	2,075,700	(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

January 31, 2011

WESTERN ASSET HIGH INCOME FUND II INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Aerospace & Defense — continued
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	4,360,000	$4,349,100	(a)
Total Aerospace & Defense				13,276,125
Air Freight & Logistics — 0.1%
TGI International Ltd., Senior Notes	9.500%	10/3/17	500,000	559,375	(a)(g)
Airlines — 2.5%
American Airlines Pass-Through Trust, Secured Notes	7.000%	1/31/18	1,690,000	1,694,225	(a)
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	4,823,106	5,064,262	(b)
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	8.312%	4/2/11	292,759	294,223
Continental Airlines Inc., Senior Secured Notes	6.750%	9/15/15	1,790,000	1,870,550	(a)(b)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	9,040,000	9,514,600	(a)(b)
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	290,000	297,250	(b)
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	76,983	80,640
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	2,255,376	2,345,591	(b)
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	1,037,064	1,135,585	(b)
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	1,177,000	1,291,757	(a)(b)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	1,737,000	1,902,015	(a)(b)
Total Airlines				25,490,698
Building Products — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	1,297,400	723,301	(a)(e)(i)
GTL Trade Finance Inc., Senior Notes	7.250%	10/20/17	2,260,000	2,505,775	(a)(g)
GTL Trade Finance Inc., Senior Notes	7.250%	10/20/17	1,424,000	1,578,860	(a)(g)
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	800,000	846,000	(a)(g)
Total Building Products				5,653,936
Commercial Services & Supplies — 2.3%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	3,075,000	3,490,125	(b)
ACCO Brands Corp., Senior Subordinated Notes	7.625%	8/15/15	1,700,000	1,729,750	(b)
Altegrity Inc., Senior Subordinated Notes	10.500%	11/1/15	800,000	852,000	(a)
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	5,495,000	5,907,125	(a)
American Reprographics Co., Senior Notes	10.500%	12/15/16	2,770,000	2,950,050	(a)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	1,320,000	1,422,300	(a)(b)
Geo Group Inc., Senior Notes	7.750%	10/15/17	2,965,000	3,128,075
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Notes	8.250%	2/1/21	2,960,000	3,041,400	(a)
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	1,155,000	1,316,700	(a)(b)
Total Commercial Services & Supplies				23,837,525
Construction & Engineering — 0.7%
Abengoa Finance SAU, Senior Notes	8.875%	11/1/17	2,710,000	2,659,187	(a)(b)
Odebrecht Finance Ltd., Senior Notes	7.500%	10/18/17	3,740,000	4,067,250	(a)(g)
Total Construction & Engineering				6,726,437
Electrical Equipment — 0.3%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	3,510,000	3,369,600	(a)
Industrial Conglomerates — 0.3%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	2,840,000	3,138,200	(b)
Marine — 1.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.625%	11/1/17	5,180,000	5,257,700	(a)(b)
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., Senior Notes	8.125%	2/15/19	1,600,000	1,568,000	(a)
Trico Shipping AS, Senior Secured Notes	13.875%	11/1/14	4,480,000	3,707,200	(a)(b)(c)
Total Marine				10,532,900
Road & Rail — 2.2%
Florida East Coast Industries Inc., Senior Secured Notes	8.125%	2/1/17	3,460,000	3,607,050	(a)
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	1,699,000	2,079,151	(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

January 31, 2011

WESTERN ASSET HIGH INCOME FUND II INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Road & Rail — continued
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	6,215,000	$6,797,656	(b)
Kansas City Southern de Mexico, Senior Notes	6.625%	12/15/20	1,090,000	1,110,438	(a)
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	182,000	218,400
Kansas City Southern Railway, Senior Notes	8.000%	6/1/15	600,000	651,000
Quality Distribution LLC/QD Capital Corp., Senior Secured Notes	9.875%	11/1/18	4,000,000	4,170,000	(a)
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	4,024,000	4,461,610	(b)
Total Road & Rail				23,095,305
Trading Companies & Distributors — 0.6%
Ashtead Capital Inc., Notes	9.000%	8/15/16	2,095,000	2,236,412	(a)(b)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	3,475,000	3,631,375	(b)
Total Trading Companies & Distributors				5,867,787
Transportation — 0.9%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	5,420,000	6,016,200	(a)(b)
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	3,460,000	3,572,450	(a)
Total Transportation				9,588,650
Transportation Infrastructure — 0.1%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	1,160,000	1,189,000	(a)
TOTAL INDUSTRIALS				132,325,538
INFORMATION TECHNOLOGY — 3.8%
Communications Equipment — 0.6%
CommScope Inc., Senior Notes	8.250%	1/15/19	1,280,000	1,334,400	(a)
Lucent Technologies Inc., Debentures	6.450%	3/15/29	6,100,000	4,880,000	(b)
Total Communications Equipment				6,214,400
Electronic Equipment, Instruments & Components — 0.7%
NXP BV/NXP Funding LLC, Senior Secured Notes	9.750%	8/1/18	6,320,000	7,181,100	(a)(b)
IT Services — 1.4%
Ceridian Corp., Senior Notes	12.250%	11/15/15	3,498,525	3,673,451	(b)(d)
First Data Corp., Senior Notes	5.625%	11/1/11	3,100,000	3,107,750	(b)
First Data Corp., Senior Notes	9.875%	9/24/15	190,000	190,475	(b)
First Data Corp., Senior Notes	10.550%	9/24/15	5,519,187	5,601,975	(b)(d)
Interactive Data Corp., Senior Notes	10.250%	8/1/18	1,780,000	1,964,675	(a)(b)(i)
Total IT Services				14,538,326
Semiconductors & Semiconductor Equipment — 1.1%
CDW LLC/CDW Finance Corp., Senior Notes	11.000%	10/12/15	1,520,000	1,613,100
CDW LLC/CDW Finance Corp., Senior Notes	11.500%	10/12/15	1,290,000	1,373,850	(d)(f)
Freescale Semiconductor Inc., Senior Notes	10.750%	8/1/20	850,000	969,000	(a)(b)
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	1,590,000	1,768,875	(a)(b)
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	3,430,000	3,695,825	(b)
Freescale Semiconductor Inc., Senior Toggle Notes	9.125%	12/15/14	1,398,225	1,464,641	(b)(d)
Total Semiconductors & Semiconductor Equipment				10,885,291
TOTAL INFORMATION TECHNOLOGY				38,819,117
MATERIALS — 9.4%
Chemicals — 2.1%
Ashland Inc., Senior Notes	9.125%	6/1/17	495,000	578,531
CF Industries Inc., Senior Notes	7.125%	5/1/20	1,770,000	1,971,338	(b)
FMC Finance III SA, Senior Notes	6.875%	7/15/17	3,610,000	3,858,187	(b)
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	2,120,000	2,350,550	(a)(b)
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes	9.000%	11/15/20	2,010,000	2,150,700	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	2,430,000	2,673,000	(a)(b)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	3,235,000	3,619,156	(a)(b)
Solutia Inc., Senior Notes	8.750%	11/1/17	635,000	704,056	(b)
Solutia Inc., Senior Notes	7.875%	3/15/20	2,050,000	2,234,500	(b)
Texas Petrochemical Corp. Group LLC, Senior Secured Notes	8.250%	10/1/17	1,590,000	1,695,338	(a)(b)
Total Chemicals				21,835,356

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

January 31, 2011

WESTERN ASSET HIGH INCOME FUND II INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Containers & Packaging — 2.5%
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	4,190,000		$4,556,625	(a)(b)
Ardagh Packaging Finance PLC, Senior Secured Notes	7.375%	10/15/17	1,160,000	EUR	1,627,920	(a)(b)
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	410,000		434,600	(b)
Berry Plastics Corp., Senior Secured Notes	9.750%	1/15/21	1,520,000		1,596,000	(a)
Packaging Dynamics Corp., Senior Secured Notes	8.750%	2/1/16	410,000		419,737	(a)
Packaging Dynamics Finance Corp., Senior Subordinated Notes	10.000%	5/1/16	2,415,000		2,584,050	(a)
Radnor Holdings Inc., Senior Notes	11.000%	3/15/10	2,100,000		0	(c)(e)(i)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Notes	9.000%	4/15/19	4,480,000		4,726,400	(a)(b)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Notes	8.250%	2/15/21	3,220,000		3,264,275	(a)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	1,460,000		1,547,600	(b)
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	3,850,000		4,071,375	(a)(b)(e)
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	800,000		846,000	(a)(b)(e)
Total Containers & Packaging					25,674,582
Metals & Mining — 2.7%
Atkore International Inc., Senior Secured Notes	9.875%	1/1/18	1,860,000		1,994,850	(a)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	990,000		1,056,825	(a)(g)
Evraz Group SA, Notes	8.875%	4/24/13	2,840,000		3,070,750	(a)(b)
Evraz Group SA, Notes	8.875%	4/24/13	1,590,000		1,721,175	(a)(g)
Evraz Group SA, Notes	9.500%	4/24/18	680,000		770,950	(a)(b)
FMG Resources (August 2006), Senior Notes	6.375%	2/1/16	1,780,000		1,808,925	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	7.000%	11/1/15	750,000		778,125	(a)
Novelis Inc., Senior Notes	8.750%	12/15/20	4,410,000		4,812,412	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	1,820,000		2,416,520	(b)
Ryerson Holding Corp., Senior Secured Notes	0.000%	2/1/15	5,220,000		2,766,600
Ryerson Inc., Senior Secured Notes	12.000%	11/1/15	310,000		330,150
Vale Overseas Ltd., Notes	8.250%	1/17/34	2,086,000		2,521,490	(g)
Vale Overseas Ltd., Notes	6.875%	11/21/36	1,556,000		1,645,319	(g)
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	2,070,000		2,214,900	(a)(g)
Total Metals & Mining					27,908,991
Paper & Forest Products — 2.1%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	4,570,000		3,998,750	(a)
Boise Cascade LLC, Senior Subordinated Notes	7.125%	10/15/14	1,770,000		1,752,300
Neenah Paper Inc., Senior Notes	7.375%	11/15/14	1,110,000		1,123,875	(b)
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	5,090,000		5,128,175	(b)
PE Paper Escrow GmbH, Senior Secured Notes	12.000%	8/1/14	1,070,000		1,248,546	(a)(b)
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	2,505,000		2,373,488	(b)
Verso Paper Holdings LLC, Senior Secured Notes	8.750%	2/1/19	1,645,000		1,712,856	(a)
Verso Paper Holdings LLC, Senior Subordinated Notes	11.375%	8/1/16	3,360,000		3,637,200	(b)
Total Paper & Forest Products					20,975,190
TOTAL MATERIALS					96,394,119
TELECOMMUNICATION SERVICES — 9.0%
Diversified Telecommunication Services — 5.6%
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	4,620,000		4,429,425	(a)(g)
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	370,000		355,663	(a)(g)
Axtel SAB de CV, Senior Notes	9.000%	9/22/19	98,000		96,775	(a)
Cincinnati Bell Inc., Senior Notes	8.375%	10/15/20	2,430,000		2,375,325
Cogent Communications Group Inc., Senior Secured Notes	8.375%	2/15/18	3,340,000		3,456,900	(a)
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	5,441,000		544	(c)(e)(i)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	4,330,000		4,622,275	(a)(b)
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	4,225,000		4,510,188	(b)
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	710,000		766,800	(b)
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	6,775,000		7,333,937	(b)
Level 3 Financing Inc., Senior Notes	9.250%	11/1/14	3,570,000		3,632,475	(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

January 31, 2011

WESTERN ASSET HIGH INCOME FUND II INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Diversified Telecommunication Services — continued
Primus Telecommunications Group Inc., Senior Subordinated Secured Notes	14.250%	5/20/13	644,000		$652,050	(d)
Qwest Communications International Inc., Senior Notes	8.000%	10/1/15	1,110,000		1,207,125	(a)(b)
Sunrise Communications Holdings SA, Senior Secured Notes	8.500%	12/31/18	533,000	EUR	777,191	(a)
Sunrise Communications International SA, Senior Secured Notes	7.000%	12/31/17	448,000	EUR	645,582	(a)
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	3,120,000		3,361,800	(b)
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	2,220,000		2,400,375	(a)(g)
Vimpel Communications, Loan Participation Notes	8.375%	4/30/13	700,000		756,000	(a)(b)
Vimpel Communications, Notes	6.493%	2/2/16	375,000		375,506	(a)
West Corp., Senior Notes	8.625%	10/1/18	2,640,000		2,844,600	(a)(b)
West Corp., Senior Notes	7.875%	1/15/19	4,000,000		4,160,000	(a)
Wind Acquisition Finance SA, Senior Notes	11.750%	7/15/17	1,620,000		1,854,900	(a)
Wind Acquisition Finance SA, Senior Secured Notes	7.250%	2/15/18	1,690,000		1,753,375	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	2,008,897		2,340,365	(a)(d)
Windstream Corp., Senior Notes	8.625%	8/1/16	870,000		926,550	(b)
Windstream Corp., Senior Notes	7.750%	10/15/20	1,620,000		1,680,750
Total Diversified Telecommunication Services					57,316,476
Wireless Telecommunication Services — 3.4%
Buccaneer Merger Sub Inc., Senior Notes	9.125%	1/15/19	3,754,000		4,016,780	(a)
MetroPCS Wireless Inc., Senior Notes	7.875%	9/1/18	2,220,000		2,331,000	(b)
Sprint Capital Corp., Global Notes	6.900%	5/1/19	2,380,000		2,397,850	(b)
Sprint Capital Corp., Senior Notes	8.375%	3/15/12	3,235,000		3,453,362	(b)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,500,000		2,250,000	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	10,685,000		11,179,181	(b)
True Move Co., Ltd., Notes	10.750%	12/16/13	8,965,000		9,682,200	(a)(g)
Total Wireless Telecommunication Services					35,310,373
TOTAL TELECOMMUNICATION SERVICES					92,626,849
UTILITIES — 6.2%
Electric Utilities — 1.8%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	4,270,000		4,237,975
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	2,810,000		2,810,000	(a)
EEB International Ltd., Senior Bonds	8.750%	10/31/14	2,880,000		3,106,800	(a)(g)
Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes	9.681%	7/2/26	6,680,000		7,214,400	(b)
Texas Competitive Electric Holdings Co. LLC / TCEH Finance Inc., Senior Secured Notes	15.000%	4/1/21	1,220,000		1,091,900	(a)(b)
Total Electric Utilities					18,461,075
Gas Utilities — 0.3%
Ferrellgas LP/Ferrellgas Finance Corp., Senior Notes	6.500%	5/1/21	1,270,000		1,238,250	(a)
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	2,230,000		2,377,738	(b)
Total Gas Utilities					3,615,988
Independent Power Producers & Energy Traders — 4.0%
AES Corp., Senior Notes	8.000%	10/15/17	331,000		359,962	(b)
Calpine Corp., Senior Secured Notes	7.875%	7/31/20	730,000		768,325	(a)(b)
Calpine Corp., Senior Secured Notes	7.500%	2/15/21	5,840,000		5,942,200	(a)(b)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	3,240,000		3,292,650	(a)
Colbun SA, Senior Notes	6.000%	1/21/20	1,100,000		1,140,071	(a)(g)
Dynegy Inc., Bonds	7.670%	11/8/16	3,600,000		3,420,000	(b)
Edison Mission Energy, Senior Notes	7.750%	6/15/16	750,000		675,000	(b)
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	5,027,000		3,770,250
Energy Future Holdings Corp., Senior Notes	12.000%	11/1/17	1,188,048		795,992	(d)
Energy Future Intermediate Holding Co. LLC, Senior Secured Notes	9.750%	10/15/19	920,000		947,872

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

January 31, 2011

WESTERN ASSET HIGH INCOME FUND II INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Independent Power Producers & Energy Traders — continued
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	3,353,000	$3,572,974	(b)
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	9.625%	8/15/17	6,900,000	7,426,125	(a)(b)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	5,845,000	6,049,575	(b)
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	1,607,586	1,816,572	(b)
NRG Energy Inc., Senior Notes	7.375%	1/15/17	1,310,000	1,365,675	(b)
Total Independent Power Producers & Energy Traders				41,343,243
Multi-Utilities — 0.1%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	740,000	850,075	(a)(g)
TOTAL UTILITIES				64,270,381
TOTAL CORPORATE BONDS & NOTES (Cost — $868,478,401)				914,663,653
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Countrywide Home Loan Mortgage Pass-Through Trust, 2004-HYB5 7A1 (Cost - $1,300,248)	2.337%	4/20/35	2,097,640	1,776,097	(f)
COLLATERALIZED SENIOR LOANS — 2.2%
CONSUMER DISCRETIONARY — 0.5%
Hotels, Restaurants & Leisure — 0.1%
CityCenter Holdings LLC, Term Loan	7.500%	1/14/14	867,000	883,256	(j)
Media — 0.4%
Newsday LLC, Term Loan	10.500%	8/1/13	4,000,000	4,267,500	(j)
TOTAL CONSUMER DISCRETIONARY				5,150,756
ENERGY — 0.3%
Energy Equipment & Services — 0.3%
Turbo Beta Ltd., Term Loan	14.500%	3/15/18	5,663,628	2,817,655	(e)(j)
FINANCIALS — 0.4%
Real Estate Management & Development — 0.4%
Realogy Corp., Term Loan	13.500%	10/15/17	3,500,000	3,906,875	(j)
INDUSTRIALS — 0.1%
Aerospace & Defense — 0.1%
Hawker Beechcraft Acquisition Co. LLC, LC Facility Deposits	2.303%	3/26/14	53,575	47,930	(j)
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.260 - 2.303%	3/26/14	936,718	838,029	(j)
TOTAL INDUSTRIALS				885,959
INFORMATION TECHNOLOGY — 0.0%
IT Services — 0.0%
First Data Corp., Term Loan	3.012%	9/24/14	500,000	473,999	(j)
TELECOMMUNICATION SERVICES — 0.7%
Diversified Telecommunication Services — 0.2%
Level 3 Communications Inc., Term Loan	11.500%	3/13/14	2,000,000	2,177,000	(j)
Wireless Telecommunication Services — 0.5%
Vodafone Group PLC, Term Loan	6.875%	8/11/15	5,680,000	5,765,200	(d)(i)(j)
TOTAL TELECOMMUNICATION SERVICES				7,942,200
UTILITIES — 0.2%
Independent Power Producers & Energy Traders — 0.2%
Energy Future Holdings, Term Loan B3	3.761 - 3.803%	10/10/14	2,375,448	1,966,319	(j)
TOTAL COLLATERALIZED SENIOR LOANS (Cost — $24,826,799)				23,143,763
CONVERTIBLE BONDS & NOTES — 1.4%
FINANCIALS — 0.7%
Real Estate Management & Development — 0.7%
Realogy Corp., Senior Subordinated Bonds	11.000%	4/15/18	7,025,000	7,323,562	(a)(i)
INDUSTRIALS — 0.6%
Marine — 0.6%
Horizon Lines Inc., Senior Notes	4.250%	8/15/12	7,230,000	6,805,238	(b)
MATERIALS — 0.1%
Chemicals — 0.1%
Hercules Inc.	6.500%	6/30/29	880,000	704,000
TOTAL CONVERTIBLE BONDS & NOTES (Cost — $11,542,639)				$14,832,800

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

January 31, 2011

WESTERN ASSET HIGH INCOME FUND II INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
SOVEREIGN BONDS — 3.2%
Argentina — 0.5%
Republic of Argentina	7.820%	12/31/33	1,939,031	EUR	$1,997,755	(f)
Republic of Argentina, GDP Linked Securities	0.000%	12/15/35	4,809,113	EUR	849,387	(f)
Republic of Argentina, Senior Bonds	7.000%	9/12/13	98,000		100,475
Republic of Argentina, Senior Bonds	7.000%	10/3/15	1,396,000		1,315,730	(g)
Republic of Argentina, Senior Bonds	2.260%	12/31/38	224,638	EUR	112,261
Republic of Argentina, Senior Notes	8.750%	6/2/17	782,235		786,146
Total Argentina					5,161,754
Brazil — 0.7%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/14	1,117,000	BRL	624,869
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	13,247,000	BRL	7,085,268
Total Brazil					7,710,137
Colombia — 0.1%
Republic of Colombia, Senior Notes	7.375%	3/18/19	495,000		597,712	(g)
Indonesia — 0.4%
Republic of Indonesia, Senior Bonds	10.250%	7/15/22	11,011,000,000	IDR	1,312,884
Republic of Indonesia, Senior Bonds	11.000%	9/15/25	7,031,000,000	IDR	857,049
Republic of Indonesia, Senior Bonds	10.250%	7/15/27	6,948,000,000	IDR	783,010
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	825,000		886,087	(a)(g)
Republic of Indonesia, Senior Bonds	9.750%	5/15/37	8,327,000,000	IDR	866,766
Total Indonesia					4,705,796
Peru — 0.2%
Republic of Peru, Bonds	7.840%	8/12/20	4,040,000	PEN	1,665,005
Russia — 0.3%
RSHB Capital, Loan Participation Notes, Senior Secured Bonds	6.299%	5/15/17	1,055,000		1,089,288	(a)(g)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	7.175%	5/16/13	1,204,000		1,294,300	(a)(g)
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	411,700		472,837	(a)
Total Russia					2,856,425
Turkey — 0.6%
Republic of Turkey, Bonds	10.000%	1/9/13	1,235,000	TRY	793,073
Republic of Turkey, Bonds	7.000%	9/26/16	594,000		670,477	(g)
Republic of Turkey, Senior Bonds	11.875%	1/15/30	1,175,000		1,932,875	(g)
Republic of Turkey, Senior Notes	7.000%	6/5/20	490,000		548,800	(g)
Republic of Turkey, Senior Notes	6.875%	3/17/36	2,064,000		2,146,560	(g)
Total Turkey					6,091,785
Venezuela — 0.4%
Bolivarian Republic of Venezuela	5.750%	2/26/16	3,370,000		2,417,975	(a)(g)
Bolivarian Republic of Venezuela, Collective Action Securities	1.303%	4/20/11	472,000		471,056	(a)(f)
Bolivarian Republic of Venezuela, Collective Action Securities, Global Senior Bonds	9.375%	1/13/34	1,164,000		793,266	(g)
Total Venezuela					3,682,297
TOTAL SOVEREIGN BONDS (Cost — $31,223,213)					32,470,911

			SHARES
COMMON STOCKS — 1.3%
CONSUMER DISCRETIONARY — 1.1%
Media — 1.1%
Charter Communications Inc.			187,249		7,864,458	*(i)
Charter Communications Inc., Class A Shares			88,573		3,720,066	*
TOTAL CONSUMER DISCRETIONARY					11,584,524

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

January 31, 2011

WESTERN ASSET HIGH INCOME FUND II INC.

SECURITY			SHARES		VALUE
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
SemGroup Corp., Class A Shares			20,408		$587,739	*
INDUSTRIALS — 0.0%
Building Products — 0.0%
Ashton Woods USA LLC, Class B Membership			399		179,570	(e)(i)
Nortek Inc.			7,072		270,521	*
TOTAL INDUSTRIALS					450,091
MATERIALS — 0.1%
Chemicals — 0.1%
LyondellBasell Industries NV, Class A Shares			36,755		1,320,975	*
TOTAL COMMON STOCKS (Cost — $7,785,860)					13,943,329

	RATE
CONVERTIBLE PREFERRED STOCKS — 0.7%
FINANCIALS — 0.7%
Diversified Financial Services — 0.7%
Bank of America Corp. (Cost - $6,579,053)	7.250%		6,812		6,747,286	(b)
PREFERRED STOCKS — 1.5%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
Corts-Ford Motor Co.	7.400%		53,250		1,328,588
Media — 0.0%
CMP Susquehanna Radio Holdings Corp.	0.000%		59,329		593	*(a)(f)
TOTAL CONSUMER DISCRETIONARY					1,329,181
FINANCIALS — 1.4%
Commercial Banks — 0.4%
Banesto Holdings Ltd.	10.500%		168,225		4,231,918	(a)
Diversified Financial Services — 1.0%
Citigroup Capital XII	8.500%		214,775		5,648,583	(f)
Citigroup Capital XIII	7.875%		168,125		4,493,981	(f)
Total Diversified Financial Services					10,142,564
Thrifts & Mortgage Finance — 0.0%
Federal National Mortgage Association (FNMA)			84,700		134,673	*
TOTAL FINANCIALS					14,509,155
TOTAL PREFERRED STOCKS (Cost — $17,060,939)					15,838,336

		EXPIRATION DATE	WARRANTS
WARRANTS — 0.1%
Bolivarian Republic of Venezuela, Oil-linked payment obligations		4/15/20	18,500		490,250
Buffets Restaurant Holdings		4/28/14	3,488		35	*(e)(i)
Charter Communications Inc.		11/30/14	4,876		36,448	*
CMP Susquehanna Radio Holdings Co.		3/23/19	67,797		0	*(a)(e)(i)
Nortek Inc.		12/7/14	8,427		58,991	*(e)(i)
SemGroup Corp.		11/30/14	21,482		146,076	*(e)
Turbo Beta Ltd.		11/1/14	1		0	*(a)(e)(i)
TOTAL WARRANTS (Cost — $119,064)					731,800
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $968,916,216)					1,024,147,975

		MATURITY DATE	FACE AMOUNT †
SHORT-TERM INVESTMENTS — 0.4%
Sovereign Bonds — 0.4%
Egypt Treasury Bills	9.233%	4/12/11	18,675,000	EGP	3,120,694	(k)
Egypt Treasury Bills	9.151%	4/26/11	5,075,000	EGP	847,869	(k)
Total Sovereign Bonds (Cost — $4,015,628)					3,968,563

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

January 31, 2011

WESTERN ASSET HIGH INCOME FUND II INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
U.S. Government Agencies — 0.0%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.180%	5/9/11	3,000	$2,999	(k)(l)
Federal National Mortgage Association (FNMA), Discount Notes	0.189 - 0.240%	5/9/11	90,000	89,966	(k)(l)
Federal National Mortgage Association (FNMA), Discount Notes	0.160%	5/16/11	1,000	1,000	(k)(l)
Total U.S. Government Agencies (Cost — $93,941)				93,965
TOTAL SHORT-TERM INVESTMENTS (Cost — $4,109,569)				4,062,528
TOTAL INVESTMENTS — 100.0% (Cost — $973,025,785#)				$1,028,210,503

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)	Securities are in default as of January 31, 2011.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	Illiquid security.
(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(g)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(h)	Security has no maturity date. The date shown represents the next call date.
(i)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).
(j)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(k)	Rate shown represents yield-to-maturity.
(l)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	BRL	- Brazilian Real
	EGP	- Egyptian Pound
	EUR	- Euro
	GDP	- Gross Domestic Product
	IDR	- Indonesian Rupiah
	OJSC	- Open Joint Stock Company
	PEN	- Peruvian Nuevo Sol
	TRY	- Turkish Lira

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$911,975,133	$2,688,520	$914,663,653
Collateralized mortgage obligations	—	1,776,097	—	1,776,097
Collateralized senior loans	—	17,378,563	5,765,200	23,143,763
Convertible bonds & notes	—	14,832,800	—	14,832,800
Sovereign bonds	—	32,470,911	—	32,470,911
Common stocks:
Consumer discretionary	$3,720,066	7,864,458	—	11,584,524
Industrials	270,521	—	179,570	450,091
Other common stocks	1,908,714	—	—	1,908,714
Convertible preferred stocks	6,747,286	—	—	6,747,286
Preferred stocks:
Consumer discretionary	1,328,588	593	—	1,329,181
Financials	10,277,237	4,231,918	—	14,509,155
Warrants	36,448	636,326	59,026	731,800
Total long-term investments	$24,288,860	$991,166,799	$8,692,316	$1,024,147,975
Short-term investments†	—	4,062,528	—	4,062,528
Total investments	$24,288,860	$995,229,327	$8,692,316	$1,028,210,503
Other financial instruments:
Futures contracts	$336,880	$—	—	$336,880
Forward foreign currency contracts	—	139,416	—	139,416
Total other financial instruments	$336,880	$139,416	—	$476,296
Total	$24,625,740	$995,368,743	$8,692,316	$1,028,686,799

LIABILITIES
	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$470,977	—	—	$470,977
Forward foreign currency contracts	—	$327,875	—	327,875
Total	$470,977	$327,875	—	$798,852

†See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	COLLATERALIZED SENIOR LOANS	COMMON STOCKS		PREFERRED STOCKS	WARRANTS	TOTAL

Balance as of April 31, 2010	$76,200	—	—		$59	$21,171	$97,430
Accrued premiums/discounts	3,167	$3,333	—		—	—	6,500
Realized gain (loss)	—	—	—		—	—	—
Change in unrealized appreciation (depreciation)(1)	285,483	119,639	$179,570		534	37,855	623,081
Net purchases (sales)	1,780,000	5,642,228	0	*	—	—	7,422,228
Transfers into Level 3	723,845	—	—		—	—	723,845
Transfers out of Level 3	(180,175)	—	—		(593)	—	(180,768)
Balance as of January 31, 2011	$2,688,520	$5,765,200	$179,570		—	$59,026	$8,692,316
Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2011(1)	$184,675	$119,639	$179,570		—	$37,855	$521,739

* Value is less than $1.

(1) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding

Notes to Schedule of Investments (unaudited) (continued)

period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(d) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a Fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will maintain cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations.

(e) Forward Foreign Currency Contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Futures contracts. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Notes to Schedule of Investments (unaudited) (continued)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and Market Risk.  The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(i) Security Transactions.  Security transactions are accounted for on a trade date basis.

(j) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features.  The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time.  If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of January 31, 2011, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $327,875. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

2.  Investments

At January 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$92,339,145
Gross unrealized depreciation	(37,154,427)
Net unrealized appreciation	$55,184,718

At January 31, 2011, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	65	3/11	$8,476,133	$8,005,156	$(470,977)
Contracts to Sell:
U.S. Treasury 5-Year Notes	263	3/11	31,479,778	31,142,898	336,880
Net unrealized loss on open futures contracts					$(134,097)

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2011, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY		LOCAL	MARKET	SETTLEMENT	UNREALIZED
Contracts to Buy:	COUNTERPARTY	CURRENCY	VALUE	DATE	GAIN (LOSS)
Euro	UBS AG	1,609,456	$2,203,243	2/14/11	$60,413
Euro	UBS AG	3,000,000	4,106,808	2/14/11	47,148
					107,561
Contracts to Sell:
Euro	Citibank, N.A.	1,742,359	2,385,178	2/14/11	(14,003)
Euro	UBS AG	2,950,000	4,038,361	2/14/11	(135,729)
Euro	UBS AG	6,995,357	9,576,196	2/14/11	25,911
Euro	UBS AG	1,378,818	1,887,514	2/14/11	698
Euro	UBS AG	1,502,136	2,056,329	2/14/11	5,246
Euro	JPMorgan Chase Bank, N.A.	2,310,000	3,162,201	2/15/11	(178,143)
					(296,020)
Net unrealized loss on open forward foreign currency contracts					$(188,459)

Transactions in reverse repurchase agreements for the Fund during the period ended January 31, 2011 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance *	Interest Rate *	Outstanding
$53,958,672	0.942%	$57,575,213

* Average based on number of days the Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 0.450% to 2.500% during the period ended January 31, 2011. Interest expense incurred on reverse repurchase agreements totaled $389,859.

At January 31, 2011, the Fund had the following open reverse repurchase agreements:

Security	Face Amount

Reverse repurchase agreement with Credit Suisse, dated 7/19/10 bearing 0.850% to be repurchased at $1,058,600 on 3/15/11, collateralized by: $1,400,000 GTL Trade Finance Inc., 7.250% due 10/20/17; Market value (including accrued interest) $1,581,250	$1,052,660

Reverse repurchase agreement with Credit Suisse, dated 7/20/10 bearing 0.850% to be repurchased at $1,554,162 on 3/15/11, collateralized by: $1,175,000 Republic of Turkey, 11.875% due 1/15/30; Market value (including accrued interest) $1,939,428	1,545,477

Reverse repurchase agreement with Credit Suisse, dated 11/4/10 bearing 1.000% to be repurchased at $2,637,705 on 2/1/11, collateralized by: $4,000,000 Axtel SAB de CV, 7.625% due 2/1/17; Market value (including accrued interest) $3,987,500	2,631,200

Reverse repurchase agreement with Credit Suisse, dated 11/4/10 bearing 1.000% to be repurchased at $936,979 on 3/15/11, collateralized by: $1,204,000 RSHB Capital, Loan Participation Notes, 7.175% due 5/16/13; Market value (including accrued interest) $1,312,675	933,582

Reverse repurchase agreement with Credit Suisse, dated 11/4/10 bearing 0.750% to be repurchased at $1,777,062 on 3/15/11, collateralized by: $1,784,000 Vale Overseas Ltd., 8.250% due 1/17/34; Market value (including accrued interest) $2,162,541	1,772,226

Reverse repurchase agreement with Credit Suisse, dated 11/4/10 bearing 1.000% to be repurchased at $1,598,246 on 3/15/11, collateralized by: $2,070,000 Vedanta Resources PLC, 8.750% due 1/15/14; Market value (including accrued interest) $2,223,406	1,592,451

Reverse repurchase agreement with Credit Suisse, dated 11/4/10 bearing 1.000% to be repurchased at $576,641 on 3/15/11, collateralized by: $1,164,000 Bolivarian Republic of Venezuela, 9.375% due 1/13/34; Market value (including accrued interest) $798,994	574,550

Notes to Schedule of Investments (unaudited) (continued)

Security	Face Amount

Reverse repurchase agreement with Credit Suisse, dated 11/4/10 bearing 0.850% to be repurchased at $1,479,542 on 3/15/11, collateralized by: $1,860,000 GTL Trade Finance Inc., 7.250% due 10/20/17; Market value (including accrued interest) $2,100,804	$1,474,980

Reverse repurchase agreement with Credit Suisse, dated 11/15/10 bearing 0.750% to be repurchased at $1,042,460 on 3/15/11, collateralized by: $1,090,000 NET Servicos de Comunicacao SA, 7.500% due 1/27/20; Market value (including accrued interest) $1,238,279	1,039,860

Reverse repurchase agreement with Credit Suisse, dated 11/19/10 bearing 0.750% to be repurchased at $5,441,291 on 2/11/11, collateralized by: $6,067,000 Pemex Project Funding Master Trust, 6.625% due 6/15/35; Market value (including accrued interest) $6,156,993	5,431,785

Reverse repurchase agreement with Credit Suisse, dated 12/1/10 bearing 1.000% to be repurchased at $2,859,238 on 3/15/11, collateralized by: $3,740,000 Odebrecht Finance Ltd., 7.500% due 10/18/17; Market value (including accrued interest) $4,148,934	2,851,002

Reverse repurchase agreement with Credit Suisse, dated 12/6/10 bearing 1.000% to be repurchased at $1,640,296 on 3/15/11, collateralized by: $3,370,000 Bolivarian Republic of Venezuela, 5.750% due 2/26/16; Market value (including accrued interest) $2,501,406	1,635,798

Reverse repurchase agreement with Credit Suisse, dated 12/22/10 bearing 0.750% to be repurchased at $1,880,916 on 2/2/11, collateralized by: $2,064,000 Republic of Turkey, 6.875% due 3/17/36; Market value (including accrued interest) $2,200,262	1,879,272

Reverse repurchase agreement with Credit Suisse, dated 12/22/10 bearing 0.850% to be repurchased at $5,650,953 on 3/15/11, collateralized by: $7,000,000 True Move Co., Ltd., 10.750% due 12/16/13; Market value (including accrued interest) $7,657,163	5,639,900

Reverse repurchase agreement with Credit Suisse, dated 1/19/11 bearing 0.500% to be repurchased at an amount and date to be determined, collateralized by: $1,396,000 Republic of Argentina, 7.000% due 10/3/15; Market value (including accrued interest) $1,348,419	1,088,880

Reverse repurchase agreement with Credit Suisse, dated 1/24/11 bearing 0.750% to be repurchased at an amount and date to be determined, collateralized by: $1,556,000 Vale Overseas Ltd., 6.875% due 11/21/36; Market value (including accrued interest) $1,666,596	1,294,748

Reverse repurchase agreement with JPMorgan Chase & Co., dated 11/23/09 bearing 0.950% to be repurchased at an amount and date to be determined, collateralized by: $490,000 Republic of Turkey, 7.000% due 6/5/20; Market value (including accrued interest) $554,265	527,730

Reverse repurchase agreement with JPMorgan Chase & Co., dated 11/23/09 bearing 0.950% to be repurchased at an amount and date to be determined, collateralized by: $594,000 Republic of Turkey, 7.000% due 9/26/16; Market value (including accrued interest) $685,180	632,610

Reverse repurchase agreement with JPMorgan Chase & Co., dated 4/5/10 bearing 0.500% to be repurchased at an amount and date to be determined, collateralized by: $1,145,000 Petrobras International Finance Co., 6.875% due 1/20/40; Market value (including accrued interest) $1,189,055	1,017,905

Reverse repurchase agreement with JPMorgan Chase & Co., dated 1/25/11 bearing 1.150% to be repurchased at an amount and date to be determined, collateralized by: $1,174,000 ICICI Bank Ltd., 6.375% due 4/30/22; Market value (including accrued interest) $1,190,498	953,288

Reverse repurchase agreement with JPMorgan Chase & Co., dated 1/25/11 bearing 1.050% to be repurchased at an amount and date to be determined, collateralized by: $1,055,000 RSHB Capital, Loan Participation Notes, 6.299% due 5/15/17; Market value (including accrued interest) $1,103,606	877,232

Reverse repurchase agreement with JPMorgan Chase & Co., dated 1/25/11 bearing 1.050% to be repurchased at an amount and date to be determined, collateralized by: $370,000 Axtel SAB de CV, 7.625% due 2/1/17; Market value (including accrued interest) $369,769	307,100

Reverse repurchase agreement with UBS Securities LLC, dated 1/12/11 bearing 1.000% to be repurchased at $1,562,428 on 2/1/11, collateralized by: $1,540,000 TNK-BP Finance SA, 7.500% due 7/18/16; Market value (including accrued interest) $1,777,294	1,561,560

Notes to Schedule of Investments (unaudited) (continued)

Security	Face Amount

Reverse repurchase agreement with UBS Securities LLC, dated 1/12/11 bearing 0.600% to be repurchased at an amount and date to be determined, collateralized by: $1,100,000 Colbun SA, 6.000% due 1/21/20; Market value (including accrued interest) $1,142,076	$1,003,200

Reverse repurchase agreement with UBS Securities LLC, dated 1/12/11 bearing 0.850% to be repurchased at an amount and date to be determined, collateralized by: $2,880,000 EEB International Ltd., 8.750% due 10/31/14; Market value (including accrued interest) $3,172,507	2,522,880

Reverse repurchase agreement with UBS Securities LLC, dated 1/12/11 bearing 0.950% to be repurchased at $1,394,604 on 3/1/11, collateralized by: $1,590,000 Evraz Group SA, 8.875% due 4/24/13; Market value (including accrued interest) $1,759,942	1,392,840

Reverse repurchase agreement with UBS Securities LLC, dated 1/12/11 bearing 0.700% to be repurchased at an amount and date to be determined, collateralized by: $2,000,000 Globo Communicacoes e Participacoes SA, 7.250% due 4/26/22; Market value (including accrued interest) $2,196,538	1,760,000

Reverse repurchase agreement with UBS Securities LLC, dated 1/12/11 bearing 1.000% to be repurchased at an amount and date to be determined, collateralized by: $1,390,000 TNK-BP Finance SA, 7.875% due 3/13/18; Market value (including accrued interest) $1,614,170	1,426,140

Reverse repurchase agreement with UBS Securities LLC, dated 1/12/11 bearing 0.500% to be repurchased at an amount and date to be determined, collateralized by: $1,170,000 ICICI Bank Ltd., 6.375% due 4/30/22; Market value (including accrued interest) $1,184,960	1,006,785

Reverse repurchase agreement with UBS Securities LLC, dated 1/12/11 bearing 0.850% to be repurchased at an amount and date to be determined, collateralized by: $2,220,000 UBS Luxembourg SA for OJSC Vimpel Communications, 8.250% due 5/23/16; Market value (including accrued interest) $2,435,791	1,976,910

Reverse repurchase agreement with UBS Securities LLC, dated 1/12/11 bearing 0.500% to be repurchased at an amount and date to be determined, collateralized by: $1,720,000 LUKOIL International Finance BV, 6.356% due 6/7/17; Market value (including accrued interest) $1,855,069	1,642,600

Reverse repurchase agreement with UBS Securities LLC, dated 1/12/11 bearing 0.500% to be repurchased at an amount and date to be determined, collateralized by: $825,000 Republic of Indonesia, 6.625% due 2/17/37; Market value (including accrued interest) $910,986	788,288

Reverse repurchase agreement with UBS Securities LLC, dated 1/12/11 bearing 0.600% to be repurchased at an amount and date to be determined, collateralized by: $740,000 Empresas Publicas de Medellin ESP, 7.625% due 7/29/19; Market value (including accrued interest) $876,755	784,770

Reverse repurchase agreement with UBS Securities LLC, dated 1/12/11 bearing 0.700% to be repurchased at an amount and date to be determined, collateralized by: $500,000 TGI International Ltd., 9.500% due 10/3/17; Market value (including accrued interest) $575,165	487,000

Reverse repurchase agreement with UBS Securities LLC, dated 1/12/11 bearing 0.500% to be repurchased at an amount and date to be determined, collateralized by: $495,000 Republic of Colombia, 7.375% due 3/18/19; Market value (including accrued interest) $611,428	550,440

Reverse repurchase agreement with UBS Securities LLC, dated 1/12/11 bearing 0.700% to be repurchased at an amount and date to be determined, collateralized by: $800,000, Rearden G Holdings EINS GmbH, 7.875% due 3/30/20; Market value (including accrued interest) $867,580	736,000

Reverse repurchase agreement with UBS Securities LLC, dated 1/12/11 bearing 0.700% to be repurchased at an amount and date to be determined, collateralized by: $990,000 CSN Resources SA, 6.500% due 7/21/20; Market value (including accrued interest) $1,058,780	971,685

Reverse repurchase agreement with UBS Securities LLC, dated 1/19/11 bearing 0.750% to be repurchased at $2,073,149 on 2/1/11, collateralized by: $2,070,000 KazMunaiGaz Finance Sub BV, 8.375% due 7/2/13; Market value (including accrued interest) $2,314,954	2,072,587

Total Reverse Repurchase Agreements (Proceeds – $57,437,921)	$57,437,921

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at January 31, 2011.

	Futures Contracts		Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$336,880	$(470,977)	—	—	$(134,097)
Foreign Exchange Contracts	—	—	$139,416	$(327,875)	(188,459)
Total	$336,880	$(470,977)	$139,416	$(327,875)	$(322,556)

During the period ended January 31, 2011, the volume of derivative activity for the Fund was as follows:

Average market value
Futures contracts (to buy)	$8,638,713
Futures contracts (to sell)	31,301,432
Forward foreign currency contracts (to buy)	1,554,530
Forward foreign currency contracts (to sell)	10,311,845

ITEM 2.                                                   CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund II Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  March 25, 2011

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:   March 25, 2011